Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories consist of the following:
Raw materials	$ 4,019	$ 3,327
Work in progress	32,981	74,940
Supplies	31,155	58,014
Finished goods	56,729	134,531
Inventory, Gross, Total	124,884	270,812
Inventories:
Current	90,220	270,812
Non-current (Note 9)	34,664	0
Raw materials, work in progress and supplies consigned to third parties	$ 4,642	$ 6,746